SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF STOCK BY CLASS

	December 31, 2025		December 31, 2024*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Class Ordinary Shares	22,801,942	9,015,383	9,540,160	4,770,409
Class A Ordinary Shares	-	-	815,684	766,476
Class A-1 Ordinary Shares	-	-	1,431,024	367,506
Class A-2 Ordinary Shares	-	-	477,008	465,479
Class A-3 Ordinary Shares	-	-	524,709	519,839
Class A-3A Ordinary Shares	-	-	171,723	168,112
Class A-3B Ordinary Shares	-	-	305,285	305,085
	22,801,942	9,015,383	13,265,593	7,362,906

*	After giving effect to the forward share split, see also Note 7.